Capital Raise (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 27, 2012	Jun. 27, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	May. 21, 2012	Aug. 12, 2010
Capital Raise (Textual) [Abstract]
Gross proceeds from capital raise					$ 95.0
Common stock, shares issued (in shares)			171,128,266	170,572,217
Purchase shares of common stock (in shares)			757,633		757,633
Warrant
Capital Raise (Textual) [Abstract]
Purchase shares of common stock (in shares)					53,035		53,035
Exercise price of warrant (in dollars per share)					$ 10.00
Adjusted exercise price per share (in dollars per share)	$ 0.70				$ 0.70
Capital Raise
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)					135,717,307
Common stock per share (in dollars per share)					$ 0.70
Private Placement
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)		71,429,459
Common stock per share (in dollars per share)		$ 0.70				$ 0.70
Sale of common stock		$ 50.0				$ 50.0
Investors terminated warrants held to purchase shares (in shares)		1,836,302
Investors terminated warrants held to purchase per share (in dollars per share)		$ 10.00
Investors terminated warrants fee in cash		$ 1.0
Total investors terminated warrants fee		$ 3.0
Private Placement | Anchorage Capital Group LLC
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)		19,197,431
Private Placement | CapGen Capital Group Six LP
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)		33,710,394
Private Placement | Carlyle Group LP
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)		18,520,757
Rights Offering
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)	21,000,687
Common stock per share (in dollars per share)	$ 0.70
Proceeds from sale of common stock	$ 14.7
Standby Purchase
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)	43,287,161
Common stock per share (in dollars per share)	$ 0.70
Proceeds from sale of common stock	$ 30.3
Shares, not subscribed for in the Rights Offering (in shares)	53,518,176
Standby Purchase | Anchorage Capital Group LLC
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)	16,007,143
Standby Purchase | CapGen Capital Group Six LP
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)	11,272,875
Standby Purchase | Carlyle Group LP
Capital Raise (Textual) [Abstract]
Common stock, shares issued (in shares)	16,007,143